Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary of Revenue By Channel for Respective Periods

The Group’s revenue by channel for the respective periods are detailed as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sales of product by channel
—Sales to end customers	3,145,807	2,890,229	2,812,370
—Sales to distributor customers	546,543	514,781	572,541
—Others	13,772	9,764	8,503
Total revenues	3,706,122	3,414,774	3,393,414

Please refer to Note 25 for the disclosure of the Group's revenues by product categories for the years ended December 31, 2022, 2023 and 2024.